Benefits and interests of directors	12 Months Ended
Dec. 31, 2022
Disclosure Of Benefits And Interest Of Directors [Abstract]
Benefits and interests of directors
47	Benefits and interests of directors
The remuneration of each director of the Company includes director’s fees, salaries and bonuses, social security and housing fund, other benefits, and non-monetary
benefits.
The director’s fee, salaries and bonuses, social security and housing fund and other benefits incurred by the Group for the years ended December 31, 2020, 2021 and 2022 are set out as follows:
Year ended December 31, 2020:

Name	Director’s fee	Salaries and bonuses	Social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Cho Yong Suk	—	9,750	30	2,239	12,019
Gregory Dean Gibb	—	8,880	65	2,156	11,101
Ji Guangheng	—	10,375	26	297	10,698
Li Renjie	—	10,100	—	522	10,622
Non-Executive Directors:
Zhang Xudong	400	—	—	—	400
Li Weidong	400	—	—	—	400
Kwong Che Keung Gordon	224	—	—	—	224
Ha Jiming	1,957	—	—	—	1,957
Yang Rusheng	176	—	—	—	176
Sin Yin Tan	—	—	—	—	—
Jason Bo Yao	—	—	—	—	—
Law Eddie Siu Wah	—	—	—	—	—
Ip So Lan	—	—	—	—	—
Ahmed Ali Al-Hammadi	—	—	—	—	—
Peter Jurdjevic	—	—	—	—	—

	3,157	39,105	121	5,214	47,597

Year ended December 31, 2021:

Name	Director’s fee	Salaries and bonuses	Social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Cho Yong Suk	—	14,070	74	2,147	16,291
Gregory Dean Gibb	—	8,410	74	1,963	10,447
Ji Guangheng	—	12,090	83	523	12,696
Li Renjie	—	667	—	175	842
Non-Executive Directors:
Zhang Xudong	500	—	—	—	500
Li Weidong	500	—	—	—	500
Ha Jiming	164	—	—	—	164
Yang Rusheng	500	—	—	—	500
Tang Yunwei	458	—	—	—	458
Li Xianglin	458	—	—	—	458
Sin Yin Tan	—	—	—	—	—
Jason Bo Yao	—	—	—	—	—
Law Eddie Siu Wah	—	—	—	—	—
Peter Jurdjevic	—	—	—	—	—
Li Rui	—	—	—	—	—

	2,580	35,237	231	4,808	42,856

Year ended December 31, 2022:

Name	Director’s fee	Salaries and bonuses	Social security and housing fund	Other benefits	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors:
Cho Yong Suk	—	7,750	82	2,242	10,074
Gregory Dean Gibb	—	4,580	76	2,433	7,089
Ji Guangheng	—	2,673	23	87	2,783
Non-Executive Directors:
Zhang Xudong	500	—	—	—	500
Li Weidong	500	—	—	—	500
Yang Rusheng	500	—	—	—	500
Tang Yunwei	448	—	—	—	448
Li Xianglin	500	—	—	—	500
Li Rui	—	—	—	—	—
Ou Hanjie	—	—	—	—	—
Cai Fangfang	—	—	—	—	—
Fu Xin	—	—	—	—	—
Huang Yuqiang	—	—	—	—	—

	2,448	15,003	181	4,762	22,394

Other
non-monetary
benefits include share options and performance share units (“PSUs”). In the years ended December 31, 2020, 2021 and 2022, the total number of shares issued upon the exercise of share options and vesting of PSUs granted to the directors of the Company was nil, 951,276.5 and 1,685,372.5, respectively, with trading prices ranging from USD2.96 per share to USD18.11 per share.